Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 401(k)
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Assets and Liabilities Measured at Fair Value
Assets and liabilities measured at fair value on a recurring basis as of December 31, 2025 and 2024 are summarized below:

	December 31, 2025
	Total	Level 1	Level 2
Truist common stock	$535,911,991	$535,911,991	$—
Mutual funds	854,330,248	854,330,248	—
Brokeragelink	551,932,990	540,299,074	11,633,916
Collective trusts	7,597,284,682	—	7,597,284,682
Separately managed accounts
Interest bearing cash	5,094,286	5,094,286	—
Other liabilities	(37,102)	(37,102)	—
U.S. government securities	68,696,410	—	68,696,410
Government-related	14,320,202	—	14,320,202
Securitized	201,741,452	—	201,741,452
Corporate debt	102,811,580	—	102,811,580
Total investments at fair value	$9,932,086,739	$1,935,598,497	$7,996,488,242

	December 31, 2024
	Total	Level 1	Level 2
Truist common stock	$507,886,676	$507,886,676	$—
Mutual funds	1,342,723,392	1,342,723,392	—
Brokeragelink	444,727,668	432,412,445	12,315,223
Collective trusts	6,583,156,626	—	6,583,156,626
Total investments at fair value	$8,878,494,362	$2,283,022,513	$6,595,471,849